accounts payable and accrued liabilities	6 Months Ended
Jun. 30, 2024
accounts payable and accrued liabilities
accounts payable and accrued liabilities
23	accounts payable and accrued liabilities

	June 30,	December 31,
As at (millions)	2024	2023
Trade accounts payable [1]	$998	$996
Accrued liabilities	1,341	1,342
Payroll and other employee-related liabilities	564	674
Interest payable	255	235
Indirect taxes payable and other	151	144
	$3,309	$3,391

1	The composition of trade accounts payable varies due to factors that include suppliers’ invoice timing, data processing cycle timing and the seasonal nature of some of business activities, as well as whether the statement of financial position date is a business day. Trade accounts payable represent future payments for invoices received in respect of both operating and capital activities, and may include amounts for assessed and self-assessed government remittances.

Initiated in 2023, we have a supply chain financing program that allows suppliers of qualifying trade accounts payable to choose to be paid in advance of industry-standard payment terms by an arm’s-length third party; in turn, we reimburse the arm’s-length third party for those payments when the trade accounts payable would otherwise have been due.